Research Collaboration and License Agreement - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020
Research Collaboration And License Agreement [Line Items]
Revenue from contract with customer excluding assessed tax				$ 15.1	$ 41.4
Revenues						$ 42.0
Research and Development Agreement [Member] | Pfizer [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received			$ 15.0
Performance obligation transaction price			27.0
Received towards delivery of license and reimbursement of research activities	$ 17.1	$ 24.9		17.1	42.0
Contract with customer liability				0.6	$ 0.6
Research and Development Agreement [Member] | Pfizer [Member] | Achievement of the First Development Milestone [Member]
Research Collaboration And License Agreement [Line Items]
Revenue from contract with customer excluding assessed tax				14.3
Research and Development Agreement [Member] | Pfizer [Member] | Performance of Research Activities Within the Scope of Research Plan [Member]
Research Collaboration And License Agreement [Line Items]
Revenue from contract with customer excluding assessed tax				$ 0.8
Research and Development Agreement [Member] | Pfizer [Member] | Based on License [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price			25.6
Research and Development Agreement [Member] | Pfizer [Member] | Based on Research Activities [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price			1.4
Research and Development Agreement [Member] | Pfizer [Member] | Early Development and Regulatory Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable			80.0
Research and Development Agreement [Member] | Pfizer [Member] | Non Early Stage Development Milestones [Member] | Non Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable			165.0
Research and Development Agreement [Member] | Pfizer [Member] | Non Early Stage Development Milestones [Member] | Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable			70.0
Research and Development Agreement [Member] | Pfizer [Member] | Specified Sales Based Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Milestone payment receivable			$ 235.0